Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

July 31, 2021 (unaudited)

	Principal Amount	Value
Long - Term Bonds 96.4%

Collateralized Mortgage Obligations — 6.5%

Mortgage Securities — 6.5%
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 0.689%, (1-Month LIBOR + 0.60%) due 5/25/35(a)	$59,598	$50,177
Fannie Mae Connecticut Avenue Securities
Series 2016-C01 1M2, 6.839%, (1-Month LIBOR + 6.75%) due 8/25/28(a)	97,215	103,527
Series 2016-C07 2M2, 4.439%, (1-Month LIBOR + 4.35%) due 5/25/29(a)	5,441	5,702
Series 2017-C01 1M2, 3.639%, (1-Month LIBOR + 3.55%) due 7/25/29(a)	20,476	21,199
Series 2017-C05 1M2, 2.289%, (1-Month LIBOR + 2.20%) due 1/25/30(a)	64,120	65,425
Series 2018-C02 2M2, 2.289%, (1-Month LIBOR + 2.20%) due 8/25/30(a)	102,603	103,728
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 M2, 1.939%, (1-Month LIBOR + 1.85%) due 2/25/50(a)	100,000	100,687
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 3.100%, (SOFR30A + 3.05%) due 1/25/34(a)	70,000	71,213
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 3.200%, (SOFR30A + 3.15%) due 12/25/33(a)	50,000	50,626
Freddie Mac STACR Trust 2018-DNA2
Series 2018-DNA2 M2, 2.239%, (1-Month LIBOR + 2.15%) due 12/25/30(a)	70,000	70,763
Series 2018-DNA2 B1, 3.789%, (1-Month LIBOR + 3.70%) due 12/25/30(a)	75,000	77,774
Freddie Mac Stacr Trust 2018-HQA2
Series 2018-HQA2 M2, 2.389%, (1-Month LIBOR + 2.30%) due 10/25/48(a)	65,000	65,528
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 4.439%, (1-Month LIBOR + 4.35%) due 3/25/49(a)	75,000	78,007
GS Mortgage-Backed Securities Trust 2021-PJ7
Series 2021-PJ7 A2, 2.500%, due 1/25/52(a)(b)	100,000	101,847
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 0.529%, (1-Month LIBOR + 0.44%) due 5/19/35(a)	92,662	89,068
Mello Mortgage Capital Acceptance
Series 2021-MTG2 A1, 2.500%, due 6/25/51(a)(b)	97,150	99,126
Mello Warehouse Securitization Trust 2021-1
Series 2021-1 A, 0.792%, (1-Month LIBOR + 0.70%) due 2/25/55(a)	100,000	99,804
STACR Trust 2018-DNA3
Series 2018-DNA3 M2, 2.189%, (1-Month LIBOR + 2.10%) due 9/25/48(a)	125,000	126,870
STACR Trust 2018-HRP2
Series 2018-HRP2 M3, 2.489%, (1-Month LIBOR + 2.40%) due 2/25/47(a)	38,000	38,645
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 0.969%, (1-Month LIBOR + 0.88%) due 11/25/34(a)	77,635	73,856
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 1.806%, (COF 11 + 1.50%) due 8/25/46(a)	77,373	75,732
		1,569,304
Total Collateralized Mortgage Obligations
(Cost $1,568,966)		1,569,304

Commercial Asset-Backed Securities — 5.9%

Asset Backed Securities — 5.9%
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	75,000	74,961
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A A, 1.380%, due 8/20/27	100,000	100,264
CF Hippolyta LLC
Series 2020-1 A2, 1.990%, due 7/15/60	94,198	96,200
Series 2021-1A B1, 1.980%, due 3/15/61	99,698	101,254
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	75,000	75,591
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	100,879
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	95,000	95,150
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	100,439
Ford Credit Floorplan Master Owner Trust A
Series 2018-4 A, 4.060%, due 11/15/30	80,000	91,300
Hertz Vehicle Financing III LP
Series 2021-2A B, 2.120%, due 12/27/27	100,000	101,452
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	101,916
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	100,000	99,551
PFS Financing Corp.
Series 2020-E A, 1.000%, due 10/15/25	100,000	101,030
Santander Drive Auto Receivables Trust 2020-4
Series 2020-4 D, 1.480%, due 1/15/27	85,000	86,260
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-1A C, 1.790%, due 11/20/37	81,331	81,897
		1,408,144
Total Commercial Asset-Backed Securities
(Cost $1,403,966)		1,408,144

Commercial Mortgage-Backed Securities — 4.4%

Mortgage Securities — 4.4%
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Series 2021-MF2 A5, 2.513%, due 6/15/54	100,000	105,161

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
BANK 2021-BNK35
Series 2021-BN35 A5, 0.000%, due 7/15/31(a)(b)	$65,000	$67,011
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-GC46 A5, 2.717%, due 2/15/53	75,000	80,241
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	109,496
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	105,672
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 1.240%, (1-Month LIBOR + 1.15%) due 4/15/26(a)	100,000	100,553
GB Trust 2020-FLIX
Series 2020-FLIX D, 2.443%, (1-Month LIBOR + 2.35%) due 8/15/37(a)	100,000	100,350
Hudson Yards Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	110,246
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	105,119
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	105,884
WFRBS Commercial Mortgage Trust 2012-C7
Series 2012-C7 AS, 4.090%, due 6/15/45(a)(b)	65,000	65,749
		1,055,482
Total Commercial Mortgage-Backed Securities
(Cost $1,049,377)		1,055,482

Corporate Bonds — 40.5%

Airlines — 1.0%
American Airlines 2013-2 Class A Pass Through Trust
4.950%, due 1/15/23	46,475	47,402
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	100,000	107,500
4.750%, due 10/20/28	20,000	22,350
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019, 2.750%, due 5/15/32	51,647	52,998
		230,250
Auto Manufacturers — 1.5%
Ford Motor Co.
9.000%, due 4/22/25	125,000	153,869
General Motors Co.
5.200%, due 4/1/45	90,000	112,543
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	80,053
		346,465
Banks — 4.6%
Bank of America Corp.
2.496%, (3-Month LIBOR + 0.99%) due 2/13/31(a)	80,000	82,437
4.250%, due 10/22/26	105,000	118,994
Bank of New York Mellon Corp. (The)
Series G, 4.700%, (US 5 Year CMT T-Note + 4.36%) due 9/20/69(a)	50,000	55,316
Citigroup, Inc.
3.700%, due 1/12/26	110,000	122,144
5.300%, due 5/6/44	60,000	81,692
Series W, 4.000%, (US 5 Year CMT T-Note + 3.60%) due 3/10/70(a)	70,000	72,331
First Horizon Bank
5.750%, due 5/1/30	90,000	112,123
Freedom Mortgage Corp.
7.625%, due 5/1/26	40,000	41,050
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%) due 6/1/28(a)	75,000	77,473
Morgan Stanley
Series I, 0.864%, (SOFR + 0.75%) due 10/21/25(a)	195,000	195,131
PNC Financial Services Group, Inc. (The)
2.550%, due 1/22/30	60,000	63,603
SVB Financial Group
Series C, 4.000%, (US 5 Year CMT T-Note + 3.20%) due 8/15/70(a)	50,000	51,938
		1,074,232
Beverages — 0.8%
PepsiCo, Inc.
0.400%, due 10/7/23	200,000	200,416

Biotechnology — 0.4%
Biogen, Inc.
3.150%, due 5/1/50	20,000	19,940
Gilead Sciences, Inc.
3.700%, due 4/1/24	70,000	75,248
		95,188
Building Materials — 0.8%
Carrier Global Corp.
2.242%, due 2/15/25	85,000	88,957
Owens Corning
4.400%, due 1/30/48	85,000	102,001
		190,958
Chemicals — 0.5%
Huntsman International LLC
4.500%, due 5/1/29	70,000	80,679
LYB International Finance III LLC
3.800%, due 10/1/60	50,000	55,924
		136,603
Commercial Services — 0.8%
IHS Markit Ltd.
4.125%, due 8/1/23	85,000	90,355
4.250%, due 5/1/29	75,000	87,525
		177,880
Computers — 1.1%
Apple, Inc.
2.700%, due 8/5/51	80,000	80,190
Dell International LLC / EMC Corp.
4.900%, due 10/1/26	105,000	122,387
5.450%, due 6/15/23	75,000	81,053
		283,630
Consumer Discretionary — 1.8%
Bath & Body Works, Inc.
9.375%, due 7/1/25	45,000	58,331

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Discretionary (continued)
Ford Motor Co.
4.750%, due 1/15/43	$45,000	$49,401
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	70,000	75,081
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	50,000	52,250
Macy's, Inc.
8.375%, due 6/15/25	90,000	98,100
QVC, Inc.
4.375%, due 9/1/28	55,000	56,477
William Carter Co. (The)
5.500%, due 5/15/25	50,000	52,631
		442,271
Consumer Staples — 1.0%
Edgewell Personal Care Co.
5.500%, due 6/1/28	80,000	84,710
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	33,226
5.000%, due 7/15/35	25,000	30,915
Newell Brands, Inc.
4.875%, due 6/1/25	75,000	83,062
		231,913
Cosmetics/Personal Care — 0.8%
Procter & Gamble Co. (The)
2.150%, due 8/11/22	190,000	193,827

Diversified Financial Services — 2.0%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%) due 9/15/69(a)	70,000	70,700
American Express Co.
3.000%, due 10/30/24	75,000	80,367
Aviation Capital Group LLC
1.950%, due 1/30/26	150,000	151,393
Home Point Capital, Inc.
5.000%, due 2/1/26	25,000	23,071
Intercontinental Exchange, Inc.
3.000%, due 9/15/60	55,000	54,720
OneMain Finance Corp.
3.500%, due 1/15/27	60,000	61,050
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	50,000	52,467
		493,768
Electric — 1.2%
Arizona Public Service Co.
3.350%, due 5/15/50	40,000	44,022
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	50,000	61,994
Dominion Energy, Inc.
Series B, 4.650%, (US 5 Year CMT T-Note + 2.99%) due 6/15/70(a)	50,000	53,462
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	50,000	51,611
PPL Electric Utilities Corp.
3.950%, due 6/1/47	55,000	66,349
		277,438
Engineering & Construction — 0.2%
TopBuild Corp.
3.625%, due 3/15/29	50,000	50,015

Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	50,000	52,437

Financials — 1.3%
Ally Financial, Inc.
8.000%, due 11/1/31	140,000	203,605
MSCI, Inc.
5.375%, due 5/15/27	50,000	53,062
OneMain Finance Corp.
4.000%, due 9/15/30	50,000	49,750
		306,417
Food — 0.5%
Sysco Corp.
3.300%, due 2/15/50	105,000	108,335

Health Care — 0.8%
Hologic, Inc.
3.250%, due 2/15/29	90,000	90,902
Service Corp., International
3.375%, due 8/15/30	50,000	49,870
Teleflex, Inc.
4.625%, due 11/15/27	50,000	52,736
		193,508
Healthcare-Products — 0.2%
Abbott Laboratories
4.750%, due 11/30/36	40,000	52,670

Healthcare-Services — 0.3%
Health Care Service Corp A Mutual Legal Reserve Co.
3.200%, due 6/1/50	45,000	48,263
NYU Langone Hospitals
Series 2020, 3.380%, due 7/1/55	30,000	32,794
		81,057
Industrials — 1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26	45,000	47,644
Builders FirstSource, Inc.
5.000%, due 3/1/30	40,000	42,550
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	50,166
Lennar Corp.
4.750%, due 11/29/27	35,000	40,782
United Rentals North America, Inc.
3.875%, due 2/15/31	50,000	51,432
		232,574
Information Technology — 0.7%
CommScope Technologies LLC
5.000%, due 3/15/27	85,000	86,003
NCR Corp.
6.125%, due 9/1/29	30,000	32,535
VeriSign, Inc.
4.750%, due 7/15/27	50,000	53,092
		171,630

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Insurance — 2.1%
American International Group, Inc.
4.200%, due 4/1/28	$50,000	$57,867
Equitable Holdings, Inc.
4.350%, due 4/20/28	120,000	138,707
Hartford Financial Services Group, Inc. (The)
Series ICON, 2.281%, (3-Month LIBOR + 2.13%) due 2/12/47(a)	50,000	48,311
Lincoln National, Corp.
2.513%, (3-Month LIBOR + 2.36%) due 5/17/66(a)	50,000	44,993
Protective Life Corp.
8.450%, due 10/15/39	28,000	45,924
Reliance Standard Life Global Funding II
2.500%, due 10/30/24	70,000	73,197
Willis North America, Inc.
2.950%, due 9/15/29	55,000	58,284
		467,283
Internet — 0.7%
Expedia Group, Inc.
3.250%, due 2/15/30	100,000	104,960
3.600%, due 12/15/23	55,000	58,432
		163,392
Materials — 0.7%
Berry Global, Inc.
4.875%, due 7/15/26	40,000	42,124
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	50,000	64,272
Sealed Air Corp.
5.125%, due 12/1/24	50,000	54,250
		160,646
Media — 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	50,000	50,568
Comcast Corp.
3.750%, due 4/1/40	110,000	127,513
CSC Holdings LLC
4.125%, due 12/1/30	50,000	50,125
Fox Corp.
5.576%, due 1/25/49	50,000	69,027
Sirius XM Radio, Inc.
4.125%, due 7/1/30	65,000	67,059
Time Warner Cable LLC
6.750%, due 6/15/39	85,000	120,781
		485,073
Packaging & Containers — 0.1%
Graham Packaging Co., Inc.
7.125%, due 8/15/28	25,000	26,656

Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050%, due 11/21/39	85,000	100,212
Becton Dickinson and Co.
4.669%, due 6/6/47	45,000	57,190
CVS Health Corp.
4.780%, due 3/25/38	65,000	81,597
Viatris, Inc.
3.850%, due 6/22/40	50,000	54,509
4.000%, due 6/22/50	50,000	54,128
		347,636
Real Estate — 0.3%
Iron Mountain, Inc.
4.875%, due 9/15/29	75,000	78,562

REITS — 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	45,000	50,327
American Assets Trust LP
3.375%, due 2/1/31	50,000	52,524
CyrusOne LP / CyrusOne Finance Corp.
2.900%, due 11/15/24	70,000	73,870
Digital Realty Trust LP
3.600%, due 7/1/29	110,000	123,960
Office Properties Income Trust
4.500%, due 2/1/25	50,000	54,220
		354,901
Retail — 1.8%
AutoNation, Inc.
4.750%, due 6/1/30	110,000	131,542
Group 1 Automotive, Inc.
4.000%, due 8/15/28	50,000	51,332
Nordstrom, Inc.
4.250%, due 8/1/31	75,000	78,897
Starbucks Corp.
3.350%, due 3/12/50	80,000	86,513
Target Corp.
3.500%, due 7/1/24	70,000	76,087
		424,371
Semiconductors — 1.3%
Broadcom, Inc.
3.500%, due 2/15/41	70,000	72,655
5.000%, due 4/15/30	50,000	59,693
NVIDIA Corp.
2.850%, due 4/1/30	95,000	103,880
Texas Instruments, Inc.
1.375%, due 3/12/25	75,000	76,838
		313,066
Software — 1.3%
Adobe, Inc.
1.900%, due 2/1/25	75,000	78,168
Fair Isaac Corp.
4.000%, due 6/15/28	50,000	52,235
Microsoft Corp.
3.625%, due 12/15/23	180,000	192,912
		323,315
Telecommunication Services — 0.4%
Level 3 Financing, Inc.
3.750%, due 7/15/29	50,000	49,000
Lumen Technologies, Inc.
4.000%, due 2/15/27	50,000	51,375
		100,375
Telecommunications — 3.3%
AT&T, Inc.
2.550%, due 12/1/33	100,000	100,883
3.500%, due 9/15/53	55,000	56,853
Cisco Systems, Inc.
3.625%, due 3/4/24	70,000	75,776
Crown Castle Towers LLC
3.720%, due 7/15/23	70,000	72,316

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications (continued)
Level 3 Financing, Inc.
3.400%, due 3/1/27	$80,000	$84,718
QualityTech LP / QTS Finance Corp.
3.875%, due 10/1/28	50,000	53,559
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	196,875	210,572
T-Mobile USA, Inc.
2.625%, due 2/15/29	105,000	105,022
Verizon Communications, Inc.
4.000%, due 3/22/50	30,000	35,105
		794,804
Transportation — 0.3%
FedEx Corp.
5.250%, due 5/15/50	50,000	69,908

Total Corporate Bonds
(Cost $9,647,418)		9,733,470

Foreign Bonds — 7.5%

Banks — 3.7%
BNP Paribas SA, (France)
4.625%, (US 5 Year CMT T-Note + 3.34%) due 8/25/69(a)	70,000	72,786
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%) due 5/14/32(a)	50,000	52,228
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%) due 1/14/32(a)	80,000	82,343
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	202,649
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	70,000	78,618
Natwest Group PLC, (United Kingdom)
5.125%, due 5/28/24	150,000	166,542
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%) due 5/18/70(a)	65,000	70,200
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%) due 7/14/70(a)	70,000	71,750
UBS Group AG, (Switzerland)
4.375%, (US 5 Year CMT T-Note + 3.31%) due 8/10/70(a)	70,000	72,100
		869,216
Building Materials — 0.3%
Cemex SAB de CV, (Mexico)
7.375%, due 6/5/27	60,000	67,905

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.300%, due 1/23/23	85,000	87,972

Media — 0.2%
Grupo Televisa S.A.B.,, (Mexico)
5.250%, due 5/24/49	40,000	52,196

Multi-National — 1.6%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	202,178
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	200,416
		402,594
Pharmaceuticals — 0.7%
AstraZeneca PLC, (United Kingdom)
0.700%, due 4/8/26	80,000	79,032
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	100,000	95,960
		174,992
Semiconductors — 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc., (China)
3.400%, due 5/1/30	35,000	38,720

Telecommunications — 0.4%
Vodafone Group PLC, (United Kingdom)
4.250%, due 9/17/50	85,000	100,474

Total Foreign Bonds
(Cost $1,783,234)		1,794,069

Foreign Government Obligation — 0.2%
Mexico Government International Bond, (Mexico)
2.659%, due 5/24/31 (Cost $58,731)	60,000	59,011

U.S. Treasury Bonds — 8.8%
U.S. Treasury Bond, 2.250%, due 5/15/41	915,000	982,910
U.S. Treasury Bond, 2.375%, due 5/15/51	895,000	992,891
U.S. Treasury Bond, 4.500%, due 5/15/38	105,000	150,482
		2,126,283
Total U.S. Treasury Bonds
(Cost $2,052,332)		2,126,283

U.S. Treasury Inflation Indexed Note — 1.5%
U.S. Treasury Inflation Indexed Bonds, 0.125%, due 7/15/30
(Cost $347,614)	300,000	357,800

U.S. Treasury Notes — 13.1%
U.S. Treasury Note, 0.125%, due 7/31/23	1,880,000	1,877,577
U.S. Treasury Note, 0.625%, due 7/31/26	870,000	866,941
U.S. Treasury Note, 1.000%, due 7/31/28	400,000	399,875
		3,144,393
Total U.S. Treasury Notes
(Cost $3,141,469)		3,144,393

United States Government Agency Mortgage-Backed Securities — 8.0%

Diversified Financial Services — 8.0%
Fannie Mae Pool
2.000%, due 7/1/36	382,690	397,392
2.000%, due 7/1/51	100,000	102,043

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)

Diversified Financial Services (continued)
3.000%, due 6/1/51	$139,685	$146,837
Federal National Mortgage Association
2.000%, due 7/1/51	164,592	167,955
Freddie Mac Pool
2.500%, due 2/1/51	47,294	49,465
2.500%, due 5/1/51	382,074	398,347
3.000%, due 12/1/49	363,294	380,531
FREMF 2018-K86 Mortgage Trust
Series 2018-K86, 4.293%, due 11/25/51(a)(b)	75,000	83,911
FREMF 2019-K95 Mortgage Trust
Series 2019-K95, 3.919%, due 8/25/52(a)(b)	50,000	54,709
FREMF 2019-K98 Mortgage Trust
Series 2019-K98, 3.737%, due 10/25/52(a)(b)	85,000	92,507
FREMF 2020-K104 Mortgage Trust
Series 2020-K104, 3.539%, due 2/25/52(a)(b)	50,000	52,928
		1,926,625
Total United States Government Agency Mortgage-Backed Securities
(Cost $1,917,820)		1,926,625
	Shares
Short-Term Investment — 7.0%
Money Market Fund — 7.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(c)
(Cost $1,692,672)	1,692,672	1,692,672

Total Investments — 103.4%
(Cost $24,663,599)		24,867,253

Other Assets and Liabilities, Net — (3.4)%		(836,688)
Net Assets — 100.0%		$24,030,565

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2021.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Reflects the 7-day yield at July 31, 2021.

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie Mack Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2021 (unaudited)

Open futures contracts outstanding at July 31, 2021:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2021	Unrealized Appreciation (Depreciation)
U.S. Long Bond (CBT)	Citigroup Gobal Markets Inc.	September 2021	1	$164,253	$164,719	$466
CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $3,500 at July 31, 2021.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Mortgage Obligations	$–	$1,569,304	$–	$1,569,304
Commercial Asset-Backed Securities	–	1,408,144	–	1,408,144
Commercial Mortgage-Backed Securities	–	1,055,482	–	1,055,482
Corporate Bonds	–	9,733,470	–	9,733,470
Foreign Bonds	–	1,794,069	–	1,794,069
Foreign Government Obligation	–	59,011	–	59,011
U.S. Treasury Bonds	–	2,126,283	–	2,126,283
U.S. Treasury Inflation Indexed Note	–	357,800	–	357,800
U.S. Treasury Notes	–	3,144,393	–	3,144,393
United States Government Agency Mortgage-Backed Securities	–	1,926,625	–	1,926,625
Short-Term Investment:
Money Market Fund	1,692,672	–	–	1,692,672
Total Investments in Securities	1,692,672	23,174,581	–	24,867,253
Other Financial Instruments:(e)
Futures Contracts	466	–	–	466
Total Investments in Securities and Other Financial Instruments	$1,693,138	$23,174,581	$–	$24,867,719

(d)	For a complete listing of investments and their states, see the Schedule of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).